Fixed Assets	12 Months Ended
Dec. 31, 2020
Fixed Assets
Fixed Assets

4. Fixed Assets

4.1 Development of property, plant and equipment and intangible assets

The development of property, plant and equipment and of intangible assets for the years ended December 31, 2019 and 2020 were as follows:

Intangible assets

			Advance
(in thousands of EUR)	Software	Licienses	payments	Total
Acquisition costs
As of January 1, 2019	7,331	1,386	238	8,955
Additions	738	—	44	782
Disposals	(6)	—	—	(6)
As of December 31, 2019	8,063	1,386	282	9,731
Cumulative amortization and impairment charges
As of January 1, 2019	2,296	446	—	2,742
Amortization	1,295	—	—	1,295
Disposals	(4)	—	—	(4)
As of December 31, 2019	3,587	446	—	4,033
Acquisition costs
As of January 1, 2020	8,063	1,386	282	9,731
Additions	1,919	8,501	598	11,018
Disposals	—	—	—	—
Reclassifications	192	—	(192)	—
Currency translation	(2)	—	—	(2)
As of December 31, 2020	10,172	9,887	688	20,747
Cumulative amortization and impairment charges
As of January 1, 2020	3,587	446	—	4,033
Amortization	913	1,656	—	2,569
Currency translation	(1)	0	—	(1)
As of December 31, 2020	4,499	2,102	—	6,601
Carrying amount
As of January 1, 2019	5,035	940	238	6,213
As of December 31, 2019	4,476	940	282	5,698
As of December 31, 2020	5,673	7,785	688	14,146

Property, plant and equipment

			Other
		Technical	equipment,
		equipment	furniture	Assets
		and	and	under
(in thousands of EUR)	Buildings	machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2019	5,888	14,336	5,247	33,025	58,496
Additions	854	2,152	712	7,435	11,153
Disposals	(65)	(319)	(248)	0	(632)
Reclassifications	167	883	187	(1,237)	0
Currency translation	0	0	3	6	9
As of December 31, 2019	6,844	17,052	5,901	39,229	69,026
Cumulative amortization and impairment charges
As of January 1, 2019	1,708	5,810	3,388	7,120	18,026
Depreciation	779	1,637	899	0	3,315
Disposals	(37)	(190)	(164)	0	(391)
Currency translation	0	0	1	0	1
As of December 31, 2019	2,450	7,257	4,124	7,120	20,951
Acquisition costs
As of January 1, 2020	6,844	17,052	5,901	39,229	69,026
Additions	5,690	4,622	3,772	14,522	28,606
Disposals	(77)	(839)	(398)	(5,579)	(6,893)
Reclassifications	7,493	1,549	9	(9,052)	0
Currency translation	0	0	(41)	0	(41)
As of December 31, 2020	19,950	22,384	9,243	39,120	90,698
Cumulative amortization and impairment charges
As of January 1, 2020	2,450	7,257	4,124	7,120	20,951
Depreciation	1,042	1,813	1,277	0	4,132
Disposals	(77)	(739)	(133)	0	(949)
Attributions	0	(23)	(1)	0	(24)
Currency translation	0	0	(17)	0	(17)
As of December 31, 2020	3,415	8,308	5,250	7,120	24,093
Carrying amount
As of January 1, 2019	4,180	8,526	1,859	25,905	40,470
As of December 31, 2019	4,394	9,795	1,777	32,109	48,075
As of December 31, 2020	16,535	14,076	3,993	32,000	66,605

In fiscal 2020, EUR 5,579k was recognized as loss on derecognition. The planned capacity of the new production plant GMP IV was reassessed and management determined that certain capitalized costs, consisting mainly planning costs related to the previous design, and classified in assets under construction, were determined not to have any further economic benefit and therefore were derecognized from property, plant and equipment and were recognized as expense in cost of sales.

4.2 Right of use assets

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements during the period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As at January 1, 2020	13,375	126	110	13,611
Additions	23,738	58	638	24,434
Disposals	0	0	(51)	(51)
Depreciation expense	(3,525)	(70)	(124)	(3,719)
Foreign currency translation	(292)	(1)	2	(291)
As at December 31, 2020	33,296	113	575	33,984

Below are the carrying amounts of lease liabilities and the movements during the period:

EUR k

As at January 1, 2020	14,130
Additions	19,310
Disposals	(42)
Accretion of interest	1,665
Payments	(4,661)
Foreign currency translation	(315)
As at December 31, 2020	30,087
Current	3,234
Non-current	26,853

A maturity analysis of lease liabilities is disclosed in Note 15.

The following are the amounts recognized in the statement of operations:

EUR k
Depreciation expense of right-of-use assets	(3,719)
Interest expense on lease liabilities	(1,665)
Expense relating to short-term leases (included in cost of sales)	(48)
Expense relating to leases of low-value assets (included in administrative expenses)	(30)
Total amount recognized in profit or loss	(5,462)

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements of prior period:

	Right-of-use assets
	Land and	Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As at January 1, 2019	15,536	132	239	15,907
Additions	82	59	13	154
Disposals	—	—	—	—
Depreciation expense	(2,322)	(65)	(142)	(2,529)
Foreign currency translation	79	—	—	79
As at December 31, 2019	13,375	126	110	13,611

EUR k

As at January 1, 2019	15,887
Additions	153
Disposals	—
Accretion of interest	824
Payments	(2,812)
Foreign currency translation	78
As at December 31, 2019	14,130
Current	2,004
Non-current	12,126

The following are the amounts recognized in the statement of operations in 2019:

EUR k
Depreciation expense of right-of-use assets	(2,529)
Interest expense on lease liabilities	(824)
Expense relating to short-term leases (included in cost of sales)	(167)
Expense relating to leases of low-value assets (included in administrative expenses)	(94)
Total amount recognized in profit or loss	(3,614)

Commitments for leases not yet commenced at December 31, 2020, relate to a lease of technical equipment for GMP IV in Tuebingen, Germany over a 10-year term with fixed lease payments in the gross amount of EUR 3,904k with a starting date of March 1, 2022 (and a respective earliest end date in 2032). In addition, optional lease payments for the renewal of this lease term for five-year extension option exist which could lead to further payments in a gross amount of EUR 291k.

4.3 Non-current other assets

Non-current other assets of EUR 6,322k (2019: EUR 6,061k) consist of costs to obtain a contract of EUR 1,034k (2019: EUR 966k) and deposits paid for dedicated equipment for CureVac production at the CMOs of EUR 4,203k (2019: nil). In 2019 non-current other assets also included a security deposit for a building of EUR 390k as well as a deposit payment for a lease of EUR 4,705k.

The amortization of capitalized costs to obtain a contract in 2020 was EUR 215k (2019: EUR 25k).